Dividend income (Tables)	12 Months Ended
Dec. 31, 2017
Dividend income
Schedule of Dividend income

	2015	2016	2017

Equity instruments classified as:
Financial assets held for trading	37	16	5
Of which:
NAFTRAC (Exchange-traded fund or ETF)	14	6	2
América Móvil, S.A.B, de C.V.	2	1	1
Grupo México, S.A.B. de C.V.	2	—	—
Wal-Mart de México, S.A.B. de C.V.	6	3	1
Fomento Económico Mexicano, S.A.B. de C.V.	1	1	—
Others	12	5	1

Available-for-sale financial assets	67	78	145
Of which:
Controladora Prosa, S.A. de C.V.	—	—	62
Trans Unión de México, S.A.	51	57	83
Dun & Bradstreet de México S.A. de C.V.	—	20	—
Others	16	1	—
	104	94	150